Transactions with Related Parties - Tsakos Columbia Shipmanagement S.A. (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Advances and other	$ 24,226	$ 14,132
TCM Tsakos Maritime Philippines | Tsakos Columbia Shipmanagement S.A. (TCM)
Related Party Transaction [Line Items]
Ownership percentage	25.00%
Advances and other	$ 5,500